                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          Pre-Effective Amendment No.
                        Post-Effective Amendment No. 15
                                File No. 33-4424

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 18

                   VANGUARD CONVERTIBLE SECURITIES FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

       Vanguard Financial Center, P.O. Box 1100,  Valley Forge, PA  19482
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code (610) 669-6000

                        Raymond J. Klapinsky, Secretary
                    Vanguard Financial Center, P.O. Box 1100
                            Valley Forge, PA  19482
                    (Name and Address of Agent for Service)

        Approximate Date of Proposed Public Offering:  November 29, 1996

             It is proposed that this filing will become effective:
         X  On November 29, 1996 pursuant to paragraph (b) of Rule 485.
       -----


        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                     Proposed Maximum             Proposed Maximum     Aggregate          Amount
Title of Securities                  Amount Being                 Offering Price       Offering           of Registration
Being Registered                     Registered                   Per Unit             Prices             Fee
----------------                     ----------                   --------             ---------
Vanguard Convertible
    Securities Fund, Inc.             1,750,461                    $13.02(1)           $22,791,002         $100(2)
--------------

(1)      Net asset value on November 25, 1996 adjusted to the nearest cent.

(2)      (a)     The calculation of the maximum offering price and registration fee is made pursuant to Rule  24e-2.

         (b) Total number of shares of Vanguard Convertible Securities Fund, Inc. (the "Fund") redeemed or repurchased during the previous fiscal year was 4,585,892.

         (c) During the current fiscal year 2,860,779 shares of the Fund were used for reduction pursuant to paragraph (c) of Rule 24f-2. No redeemed or repurchased securities were used for reduction pursuant to Rule 24e-2 in previous filings of Post-Effective Amendments during the current fiscal year.

         (d) The amount of redeemed or repurchased securities being used for such reduction in the amount being filed is 1,725,113 shares, leaving 25,348 shares for purposes of calculating the registration fee.


                                  FACING PAGE

                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                         15th Post-Effective Amendment
             Securities of Open-End Management Investment Companies

A.       Exact name of Company as specified in Charter:
         VANGUARD CONVERTIBLE SECURITIES FUND, INC.

B.       Complete address of Company's principal executive offices:
         100 Vanguard Boulevard
         P.O. Box 1100
         Valley Forge, Pennsylvania  19482

C.       Name and complete address of agent for service:
         Raymond J. Klapinsky, Secretary
         Vanguard Financial Center
         P.O. Box 1100
         Valley Forge, PA  19482

D. Title and amount of securities being registered under this 15th Post-Effective Amendment: 1,750,461 Shares of Common Stock of Vanguard Convertible Securities Fund, Inc., with a $.001 par value.

E. Proposed aggregate maximum offering price to the public of the securities being registered calculated pursuant to Rule 475 (c):
         $22,791,002

F.       Amount of filing fee.
         $100(1)

G.       Approximate date of proposed public offering:
         It is requested that this filing become effective on November 29, 1996 pursuant to paragraph (b) of Rule 485.

-------------------
(1)      (a)     The calculation of the maximum offering price and registration fee is made pursuant to Rule  24e-2.

         (b) Total number of shares of Vanguard Convertible Securities Fund, Inc. (the "Fund") redeemed or repurchased during the previous fiscal year was 4,585,892.

         (c) During the current fiscal year 2,860,779 shares of the Fund were used for reduction pursuant to paragraph (c) of Rule 24f-2. No redeemed or repurchased securities were used for reduction pursuant to Rule 24e-2 in previous filings of Post-Effective Amendments during the current fiscal year.

         (d) The amount of redeemed or repurchased securities being used for such reduction in the amount being filed is 1,725,113 shares, leaving 25,348 shares for purposes of calculating the registration fee.


                                   PARTS A-C

         Incorporated by reference to the Prospectus, Statement of Additional Information and Part C contained in Post-Effective Amendment No. 14 to registrant's Registration Statement on Form N-1A, filed on March 1, 1996, all of which remain unchanged.

Pursuant to the requirement of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that is meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on this 27th day of November, 1996.

VANGUARD CONVERTIBLE SECURITIES FUND, INC.

By:   (Raymond J. Klapinsky)
John C. Bogle*, Chairman
November 27, 1996

By:   (Raymond J. Klapinsky)
John J. Brennan, President,  Director and Chief Executive Officer
November 27, 1996

By:   (Raymond J. Klapinsky)
Barbara B. Hauptfuhrer, Director
November 27, 1996

By:   (Raymond J. Klapinsky)
Bruce K. MacLaury, Director
November 27, 1996

By:   (Raymond J. Klapinsky)
Burton G. Malkiel, Director
November 27, 1996

By:   (Raymond J. Klapinsky)
John C. Sawhill, Director
November 27, 1996

By:   (Raymond J. Klapinsky)
John C. Sawhill, Director
November 27, 1996

By:   (Raymond J. Klapinsky)
James O. Welch, Director
November 27, 1996

By:   (Raymond J. Klapinsky)
J. Lawrence Wilson, Director
November 27, 1996

By:   (Raymond J. Klapinsky)
Richard F. Hyland*, Treasurer and Principal Financial Officer and Accounting Officer November 27, 1996

*By Power of Attorney. See File Number 2-14336. January 23, 1990.
Incorporated by Reference.

November 27, 1996


Vanguard Convertible Securities Fund, Inc.
P.O. Box 1100
Valley Forge, PA  19482

Gentlemen:

         As a member of the Pennsylvania bar acting as Counsel to Vanguard Convertible Securities Fund, Inc. (the "Fund"), I have examined the Fund's Articles of Incorporation and other relevant documents and corporate records as well as procedures and requirements relative to the issuance and sale of the Fund's shares of common stock, with a $.001 par value. This examination disclosed that there were approximately 12,966,513 shares of the Fund issued and outstanding as of November 25, 1996.

         Based on the foregoing, it is my opinion that:

         1. The Fund is a valid and subsisting corporation of the State of Maryland, authorized to issue one billion shares of its common stock, with a $.001 par value per share.

         2. Upon the effectiveness of Post-Effective Amendment No. 15 to its Registration Statement on Form N-1A under the Act covering 1,750,461 shares of the Fund, the Fund will, in jurisdictions where the Fund's shares are qualified for sale, be authorized to make a public offering of such shares at prices calculated in the manner disclosed in the Fund's then current Prospectus, which shares, when so issued, will be lawfully issued, fully paid, and non-assessable.

         3. No material events requiring disclosure in the Fund's Prospectus, other than those listed in paragraph (b)(1) of Rule 485 under the Act, have occurred since the effective date of the Fund's most recent Post-Effective Amendment, and Post-Effective Amendment No. 15 to the Fund's Registration Statement can be properly filed under paragraph (b) of Rule 485.

         I consent to the inclusion of this opinion as an Exhibit to such Post-Effective Amendment No. 15 to the Fund's Registration Statement and to the applications and registration statements filed in accordance with the securities laws of the several jurisdictions in which the Fund's shares are to be offered and I further consent to a reference in the Fund's Prospectus concerning the substance of this opinion.

Very truly yours,


By:      Raymond J. Klapinsky, Counsel